10. DERIVATIVE LIABILITY - WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants
	March 31,	December 31,
	2014	2013
Investor Warrants
Implied starting stock price	$0.42	$0.42
Volatility	55%	55%
Drift	0.75%	0.75%
Exercise price	$0.75	$0.75
Minimum exercise price	$0.01	$0.01
Warrant shares	3,472,720	3,098,736
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,642,720	34,268,736

	March 31,	December 31,
	2014	2013
Broker Warrants
Implied starting stock price	$0.39	$0.42
Volatility	55%	55%
Drift	0.75%	0.75%
Exercise price	$0.50	$0.50
Minimum exercise price	$0.01	$0.01
Warrant shares	93,000	77,500
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,642,720	34,268,736

	December 6,	December 31,
	2013	2013
Warr Investor Warrants
Implied starting stock price	$0.42	$0.42
Volatility	55%	55%
Drift	0.64%	0.75%
Exercise price	$0.75	$0.75
Minimum exercise price	$0.01	$0.01
Warrant shares	3,098,736	3,098,736
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,268,736	34,268,736

	December 6,	December 31,
	2013	2013
Bro Broker Warrants
Implied starting stock price	$0.39	$0.42
Volatility	55%	55%
Drift	0.64%	0.75%
Exercise price	$0.50	$0.50
Minimum exercise price	$0.01	$0.01
Warrant shares	77,500	77,500
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,268,736	34,268,736

Warrant Rollforward

	December 31, 2013 Fair Value of Warrant Liability	Fair Value of Warrants Issued in the three months ended March 31, 2014	Realized (Gain)/ Loss on change in fair value of Warrant Liabilities	March 31, 2014 Fair Value of Warrant Liability
Investor Warrants	294,298	35,358	(14,874)	314,782
Broker Warrants	9,364	1,854	(390)	10,828
Total	303,662	37,212	(15,264)	325,610

	December 6,	December 31,	Realized
	2013	2013	Gain/(Loss)
			on change
	Fair Value of Warrants Liabilities	Fair Value of Warrants Liabilities	in Warrant Liabilites

Investor Warrants	$296,475	$294,298	$2,177

Broker Warrants	9,418	9,364	54

Cumulative translation adjustment	-	-	(890)
	$305,893	$303,662	$1,341